SEGMENT INFORMATION - Details of Partnership's Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Other revenue from tenants	$ 240	$ 217	$ 481	$ 348
Investment and other revenue	137	45	245	86
Total revenue	2,026	1,651	4,099	3,271
Operating segments
Disclosure of operating segments [line items]
Lease revenue	1,146	914	2,379	1,880
Other revenue from tenants	240	216	481	347
Hospitality revenue	503	476	994	958
Investment and other revenue	137	45	245	86
Total revenue	2,026	1,651	4,099	3,271
Core Office | Operating segments
Disclosure of operating segments [line items]
Lease revenue	384	354	771	801
Other revenue from tenants	94	126	178	179
Hospitality revenue	4	4	6	9
Investment and other revenue	76	35	116	62
Total revenue	558	519	1,071	1,051
Core Retail | Operating segments
Disclosure of operating segments [line items]
Lease revenue	255	0	518	0
Other revenue from tenants	69	0	146	0
Hospitality revenue	0	0	0	0
Investment and other revenue	39	0	78	0
Total revenue	363	0	742	0
Opportunistic | Operating segments
Disclosure of operating segments [line items]
Lease revenue	507	560	1,090	1,079
Other revenue from tenants	77	90	157	168
Hospitality revenue	499	472	988	949
Investment and other revenue	19	10	45	23
Total revenue	1,102	1,132	2,280	2,219
Corporate | Operating segments
Disclosure of operating segments [line items]
Lease revenue	0	0	0	0
Other revenue from tenants	0	0	0	0
Hospitality revenue	0	0	0	0
Investment and other revenue	3	0	6	1
Total revenue	$ 3	$ 0	$ 6	$ 1